SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL

22.SHARE CAPITAL

(a)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b)	Issued share capital

On July 14, 2021, the Company issued 9,085,263 common shares at a price of C$4.75 per common share for gross proceeds of C$43.2 million ($34.4 million). The Company incurred transaction costs of C$1.3 million ($1.0 million)

On February 5, 2021, the Company issued 33,000 common shares at a total fair value of $150,000 in respect of the annual share consideration in connection with the Company’s option agreement to acquire the Monitor Gold Project.

Refer to the Consolidated Statements of Changes in Equity for details of other share issuances during the years ended December 31, 2021, and 2020.

(c)	Warrants

The following summarizes information about warrants outstanding during 2021:

	Exercise		December 31						December 31
Expiry date	price		2020		Exercised		Expired		2021
February 15, 2021	C$	2.35		7,782,994		(7,439,744)		(343,250)		—
July 8, 2021	C$	0.62		370,000		(370,000)		—		—
June 12,2022	C$	1.65		4,992,500		(250,000)		—		4,742,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				48,645,494		(8,059,744)		(343,250)		40,242,500

Weighted average exercise price			C$	2.64	C$	2.25	C$	2.35	C$	2.72

The following summarizes information about warrants outstanding during 2020:

	Exercise		December 31						December 31
Expiry date	price		2019		Exercised		Expired		2020
February 15, 2021	C$	2.35		8,790,600		(1,007,606)		—		7,782,994
July 8, 2021	C$	0.62		570,000		(200,000)		—		370,000
June 12, 2022	C$	1.65		5,842,500		(850,000)		—		4,992,500
November 7, 2022	C$	1.40		3,000,000		—		—		3,000,000
December 18, 2026	C$	3.00		32,500,000		—		—		32,500,000
Total number of warrants				50,703,100		(2,057,606)		—		48,645,494

Weighted average exercise price			C$	2.61	C$	1.89	C$	—	C$	2.64

Subsequent to the reporting period, the Company issued 100,000 common shares for proceeds of C$300,000 ($234,000) pursuant to the exercise of warrants (note 31(a)).